DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended	5 Months Ended
	Nov. 09, 2020 USD ($) $ / shares shares	Oct. 27, 2020 USD ($) $ / shares shares	Oct. 14, 2020	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares					21,525,000
Proceeds from sale of warrants					$ 6,805,000
Offering costs paid					525,071
Cash				$ 264,630	$ 1,061,717
Operating bank accounts				264,630
Securities held in Trust Account				215,289,800
working capital				$ 832,878
Condition for future business combination number of businesses minimum			1	1
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Share price per share | $ / shares				$ 9.20
Exercise price of warrants | $ / shares	$ 11.50
Purchase price, per unit | $ / shares				$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	21,525,000	200,000,000			3,000,000
Share price per share | $ / shares	$ 10.00
Investments maximum maturity term		185 days
Transaction costs	$ 12,363,821
Cash underwriting fees	4,305,000
Other offering costs	525,071
Deferred underwriting fees	$ 7,533,750
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account				80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%
Minimum net tangible assets upon consummation of the Business Combination				$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent				15.00%	15.00%
Threshold business days for redemption of public shares				10 days	10 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%			100.00%
Maximum net interest to pay dissolution expenses				$ 100,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		20,000,000
Gross proceeds from sale of units		$ 200,000,000
Share price per share | $ / shares		$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,525,000
Share price per share | $ / shares	$ 10.00
Exercise price of warrants | $ / shares		$ 11.50
Deferred underwriting fees				$ 7,533,750
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares		4,333,333
Exercise price of warrants | $ / shares	$ 1.50	$ 1.50
Proceeds from sale of warrants	$ 15,555,000	$ 6,500,000
Additional units sold of shares | shares	203,334
Amount deposited into Trust Account	$ 15,250,000
Aggregate proceeds held in the Trust Account	$ 215,250,000
Private Placement | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.50